Bank Credit and Loans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	May 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Convertible loan, amount			$ 3,175	$ 3,175
Convertible loan and accrued interest maturity date			Aug. 31, 2016	Aug. 31, 2016
Repayments of controlling shareholder loan		$ 2,988
Accrued interest		$ 247			$ 247
Debt instrument conversion price par value		$ 0.015			$ 0.015
Discount rate percentage		5.00%			5.00%
Beneficial conversion feature				$ 19	$ 1,096
Number of shares issued for loan conversion	115,700
Line of credit, maximum borrowing amounts				2,250
Line of credit, amounts utilized				522
Customers Guarantees [Member]
Line of credit, amounts utilized				$ 945
August 2017 [Member]
Debt instrument conversion price par value				$ 2.40
Number of shares issued for loan conversion				1,322,917
June 2016 Convertible Loan [Member]
Beneficial conversion feature				$ 123
Maximum [Member]
Debt instrument conversion price par value		$ 0.47			$ 0.47
Investor [Member]
Debt conversion description				Convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.015, at a price per share equal to the lower of: (i) $2.40, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company’s Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.47.
LIBOR [Member]
Convertible loan bears interest rate		6.00%
Line of credit facility interest rate					3.50%